Investments In Affiliated Companies, Partnerships And Other Companies (Balance Sheet Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Current assets	$ 5,508,080	$ 5,031,777
Total assets	9,739,582	9,215,651
Current liabilities	4,823,846	4,277,289
Non-current liabilities	1,965,445	2,180,687
Shareholders' equity	2,947,503	2,755,221
Total liabilities and equity	9,739,582	9,215,651
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Current assets	465,442	422,370
Non-current assets	136,783	135,218
Total assets	602,225	557,588
Current liabilities	166,359	138,113
Non-current liabilities	237,399	346,777
Shareholders' equity	198,467	72,698
Total liabilities and equity	$ 602,225	$ 557,588